Summary of Significant Accounting Policies - Schedule Of The Weighted-Average Assumptions Used To Estimate The Fair Value (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate	0.86%	1.18%
Expected term (in years)	5 years 11 months 12 days	6 years 3 days
Expected volatility	59.50%	48.40%
Expected dividend yield	0.00%
Fair value of common stock	$ 9.02	$ 2.59